Lease Abandonment Liability - Narrative (Details) - Vencore Holding Corp. and KGS Holding Corp. - Lease Abandonment - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Lease payments in liability	$ 548	$ 4,344	$ 7,002
Accrual adjustments to lease abandonment liability	69	834	1,598
Lease abandonment liability	4,533	5,150	10,328	$ 18,928
Other current liabilities
Restructuring Cost and Reserve [Line Items]
Lease abandonment liability	1,800	1,900	4,400
Other long-term liabilities
Restructuring Cost and Reserve [Line Items]
Lease abandonment liability	$ 2,700	$ 3,300	$ 5,900